Condensed Financial Statements of Parent (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended						1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Hilltop Holdings Inc.	Dec. 31, 2012 Hilltop Holdings Inc.	Dec. 31, 2011 Hilltop Holdings Inc.	Sep. 30, 2013 Hilltop Holdings Inc. FNB
Operating Activities
Net income (loss)	$ 28,511	$ 30,870	$ 39,307	$ 22,092	$ 33,073	$ 8,822	$ (4,048)	$ (10,709)	$ 343	$ 53,697	$ 55,165	$ 125,342	$ (5,592)	$ (6,531)	$ 126,709	$ (5,098)	$ (6,531)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries															(134,065)	(6,038)	(50)
Deferred income taxes										4,842	(11,528)	15,829	(6,426)	(3,930)	8,850	(1,011)	(3,756)
Loss on redemption of senior exchangeable notes															3,733
Other, net															132	(3,370)	(204)
Net cash provided by (used in) operating activities										(291,747)	14,645	396,705	115,219	(3,322)	5,359	(15,517)	(10,541)
Investing Activities
Capital contribution															(35,000)			(35,000)
Cash paid for acquisition																(311,805)
Purchases of securities available for sale										(47,557)	(223,570)	(372,998)	(224,893)	(81,583)			(57,489)
Net cash provided by (used in) investing activities										40,592	(206,305)	223,917	12,869	(60,697)	(35,000)	(311,805)	(57,489)
Financing Activities
Payments to repurchase common stock													(1,298)			(1,298)
Redemption of senior exchangeable notes										(1,743)	(1,601)	(3,262)	(766)	(6,900)	(11,088)
Dividends paid on preferred stock										(2,768)	(703)	(2,985)			(2,985)
Other, net										(187)	(154)	2,482	(40)		2,816
Net cash provided by (used in) financing activities										193,917	91,253	(601,059)	19,852	(6,900)	(11,257)	(1,298)
Net change in cash and cash equivalents										(57,238)	(100,407)	19,563	147,940	(70,919)	(40,898)	(328,620)	(68,030)
Cash and cash equivalents, beginning of year			626,053		726,460				578,520	746,023	726,460	726,460	578,520	649,439	204,754	533,374	601,404
Cash and cash equivalents, end of year	$ 688,785	$ 746,023		$ 626,053		$ 726,460				$ 688,785	$ 626,053	$ 746,023	$ 726,460	$ 578,520	$ 163,856	$ 204,754	$ 533,374